THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 6.7%
	COMMODITY – 0.9%
3,734	SPDR Gold Shares(a),(b)			$ 1,327,176
	FIXED INCOME - 5.8%
80,000	iShares 0-3 Month Treasury Bond ETF(e)			8,055,999

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,263,644)			9,383,175

Principal Amount ($)		Coupon Rate (%)	Maturity
	CERTIFICATE OF DEPOSIT — 6.4%
	BANKING - 6.4%
1,000,000	Ally Bank	3.7500	09/27/27	1,002,454
1,000,000	Axos Bank	3.8000	04/02/27	1,001,470
1,000,000	BOM Bank	4.5500	09/13/27	1,000,204
1,000,000	Connexus Credit Union	4.0000	08/30/27	1,006,631
1,000,000	Customers Bank	4.0000	08/17/26	1,001,467
1,000,000	ESSA Bank & Trust	3.7000	09/25/26	999,243
1,000,000	First National Bank of Mount Dora	4.7500	08/07/26	1,002,556
1,000,000	Flushing Bank	4.0000	08/12/26	1,001,878
1,000,000	Texas Exchange Bank SSB	3.6500	03/26/27	999,063
				9,014,966

	TOTAL CERTIFICATE OF DEPOSIT (Cost $9,000,000)			9,014,966

Shares
	SHORT-TERM INVESTMENTS — 79.1%
	MONEY MARKET FUNDS - 79.1%
96,169,983	Fidelity Government Portfolio, Class I, 4.03%(c)			96,169,983
14,598,013	First American Government Obligations Fund, Class Z, 4.00%(b) (c)			14,598,013
	TOTAL MONEY MARKET FUNDS (Cost $110,767,996)			110,767,996

	TOTAL SHORT-TERM INVESTMENTS (Cost $110,767,996)			110,767,996

THE GOLD BULLION STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Units				Fair Value
COLLATERAL FOR SECURITIES LOANED- 5.8%
8,137,800	Mount Vernon Liquid Assets Portfolio, LLC, , 4.27%(c) (d)			$ 8,137,800
COLLATERAL FOR SECURITIES LOANED (Cost $8,137,800)

	TOTAL INVESTMENTS - 98.0% (Cost $137,169,440)			$ 137,303,937
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.0%			2,772,577
	NET ASSETS - 100.0%			$ 140,076,514

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
359	COMEX Gold 100 Troy Ounces Futures(b)	12/30/2025	$ 139,539,710	$ 17,942,325
TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GBSF Fund Ltd.
(c)	Rate disclosed is the seven-day effective yield as of September 30, 2025.
(d)	Security purchased with cash proceeds of securities lending collateral.
(e)	All or a portion of the security is on loan. Total loaned securities had a value of $7,975,440 at September 30, 2025.